Material partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Material Partly-Owned Subsidiaries
Schedule of proportion of equity interest held by non-controlling interests

The proportion of equity interest held by non-controlling interests is as follows:

	Country of incorporation	As of December 31,
Name	and operation	2020	2021
ECART Internet Services Nigeria	NIGERIA	0.11%	0.11%

Schedule of net equity attributed to non-controlling interest of material subsidiaries

	As of December 31,
Name	2020	2021
ECART Internet Services Nigeria	(430)	(439)
Other subsidiaries	(17)	(15)
Total	(447)	(454)

Schedule of statutory financial position and comprehensive income of these subsidiaries attributed to non-controlling interests

	For the year ended December 31, 2019
			Total Comprehensive
In thousands of USD	Revenue	Loss for the year	loss of the year
ECART Internet Services Nigeria	108	(141)	(126)
Jumia Egypt LLC	53	(70)	(67)
ECART services Morocco Sarl	53	(44)	(41)
ECART services Kenya Limited	23	(38)	(36)
ECART services Ivory Coast SRL	51	(32)	(30)
Jade E-Services South Africa PTY Ltd	36	(12)	(10)
Total	324	(337)	(310)